Provision for decommissioning costs (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Provision for decommissioning costs	$ 18,600	$ 15,619	$ 18,780
Onshore [Member]
IfrsStatementLineItems [Line Items]
Provision for decommissioning costs	418	873
Shallow Waters [Member]
IfrsStatementLineItems [Line Items]
Provision for decommissioning costs	4,399	3,732
Deep And Ultradeep Postsalt [Member]
IfrsStatementLineItems [Line Items]
Provision for decommissioning costs	9,988	8,420
Pre Salt [Member]
IfrsStatementLineItems [Line Items]
Provision for decommissioning costs	$ 3,795	$ 2,594